KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	9 Months Ended
Mar. 31, 2025
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	03/31/2025	03/31/2024
Salaries, social security and other benefits	1,979,370	1,472,483
Share-based incentives	480,450	2,952,993
Total	2,459,820	4,425,476